Investments (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Investment Income, Operating	$ 445	$ 175	$ 864	$ 320	$ 820	$ 538	$ 416
Investment Income, Investment Expense	(12)	(5)	(25)	(10)	(58)	(21)	(40)
Net Investment Income	433	170	839	310	762	517	376
Debt Securities [Member]
Gross Investment Income, Operating	256	76	513	154	368	321	363
Cash and Cash Equivalents [Member]
Gross Investment Income, Operating	$ 189	$ 99	$ 351	$ 166	$ 452	$ 217	$ 53